RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

16.          RELATED PARTY TRANSACTIONS

a) Related Parties

Name of Related Parties	Relationship with the Company

Vincent Tianquan Mo	Executive chairman of the board of directors and controlling shareholder of the Company

Beihai Silver Beach 1 Hotel and Property Management Company,. Ltd. (“Beihai Silver Beach”)	A company under the control of Vincent Tianquan Mo

Shanghai Yuyue Electronic Technology Development Co., Ltd (“Shanghai Yuyue”)	A company under the control of Vincent Tianquan Mo

China Index Holdings and its subsidiaries (“CIH”)	A company under the control of Vincent Tianquan Mo and the Company can exercise significant influence

b) The Company had the following related party transactions for the years ended December 31, 2022, 2023 and 2024

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Office building leased from:
-Vincent Tianquan Mo	159	152	150
Management fee incurred:
-Beihai Silver Beach	281	588	493
Office building leased to:
-CIH	1,261	1,204	1,093
IT service income from:
-CIH	1,116	5,887	1,054
Software license income from:
-CIH	70	—	—
Operating loan to:
-Shanghai Yuyue	4,124	—	421
Repayment of operating loan from:
-Shanghai Yuyue	—	—	4,487

16.         RELATED PARTY TRANSACTIONS (continued)

Office building leased from Vincent Tianquan Mo

The Company entered into an agreement with Vincent Tianquan Mo to lease a building owned by him for nil consideration starting from March 1, 2012. The deemed rental expense of US$159, US $152 and US $150, and the corresponding contribution from shareholder were included in the consolidated financial statements for the years ended December 31, 2022, 2023 and 2024, respectively. The agreement was renewed in 2022, extending the maturity date to 2032.

Management service provided by Beihai Silver Beach

On April 1, 2013, the Company and Beihai Silver Beach entered into a contract, pursuant to which Beihai Silver Beach was engaged to manage the hotel and office leasing operations owned by Shanghai BaoAn Enterprise and Shanghai BaoAn Hotel for ten years. Upon expiration of the initial term, the contract is automatically renewed for an additional ten-year period unless either party objects. The management fees incurred for the years ended December 31, 2022, 2023 and 2024 were US $281, US $588 and US $493 respectively. The balance as of December 31, 2024 represented outstanding management fees which were unsecured and interest-free.

Office building leased to CIH

The Company leases out offices to CIH. The Company entered into a lease framework agreement with CIH, pursuant to which the Company leases offices to CIH at annual rental fee of RMB8,478,314. The Agreement is effective from January 1, 2018 with initial lease term of 10 years. The amounts of lease income were US$1,261, US$1,204 and US $1,093 for the years ended December 31, 2022, 2023 and 2024.

IT service income from CIH

The Company entered into an IT service agreement with CIH, pursuant to which CIH agrees to utilize Fang’s server and other IT services. The amounts of IT service income were US $1,116, US $5,887, and US $1,054 for the years ended December 31, 2022, 2023 and 2024, respectively. In 2023, the Company entered into several additional IT service agreements with CIH, resulting in an increase in service income for the year. These new agreements expanded the scope of services provided by the Company to CIH, contributing to the significant rise in IT service income compared to prior years. In 2024, IT service income from CIH decreased compared to the previous year, primarily due to a reduction in the amount of services purchased by CIH as a result of CIH’s own internal resource allocation and procurement adjustments.

16.         RELATED PARTY TRANSACTIONS (continued)

Software license income from CIH

The Company entered into a software license agreement with CIH, pursuant to which, Fang agrees to license the right of using certain of its software at annual royalty fee of RMB500,000. The original term of the agreement was ten years. However, the agreement was terminated in 2023 by mutual consent, and as a result, no software license income was recognized for the years ended December 31, 2023 and 2024.

Loan to Shanghai Yuyue

The loans extended to Shanghai Yuyue were provided to meet its working capital needs. The loans were unsecured, repayable on demand and bore interest at rates determined with reference to prevailing market rates.

c)   The Company had the following related party balances as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	US$	US$
Amounts due from related parties:
- Beihai Silver Beach	245	292
- Shanghai Yuyue – loan receivable (1)	9,572	—
- Shanghai Yuyue – transaction payable (1)	(8,772)	—
	1,045	292

	As of December 31,
	2023	2024
	US$	US$
Amounts due to related parties:
- CIH (3)	34,676	1,266
- Shanghai Yuyue – loan receivable (1)	—	(5,374)
- Shanghai Yuyue – transaction payable (2)	—	8,640
	34,676	4,532

(1) The balance represents operating loans advanced to Shanghai Yuyue before 2023 to meet its working capital needs. The loans were unsecured, repayable on demand and bore interest at rates determined with reference to prevailing market rates. The changes in the outstanding balance during 2023 and 2024 were mainly due to repayments made by Shanghai Yuyue.

(2) The balance represents amounts arising from certain transactions between the Company and Shanghai Yuyue in 2019. The amount is non-interest bearing and payable on demand. There were no repayments or other changes in this balance during 2023 and 2024, other than foreign currency translation differences.

(3) The amounts due to CIH primarily arose from CIH’s payment of US$84.3 million on behalf of the Company in 2021 to settle a convertible bond. The Company has been repaying this balance to CIH since then. The amount due to CIH decreased from US$34.7 million as of December 31, 2023 to US$1.3 million as of December 31, 2024, primarily as a result of the Company’s cash repayments during 2024. The balances with CIH are unsecured, non-interest bearing, and have no fixed repayment terms.